RECEIVABLE FOR BITCOIN COLLATERAL,NET - Schedule of movement in allowance for receivables for bitcoin collateral (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
RECEIVABLE FOR BITCOIN COLLATERAL,NET
Balance as of January 1	$ 0
Addition	302,006
Balance as of December 31	$ 302,006